SUBSEQUENT EVENTS - Purchase price allocation (Details) - COP ($) $ in Millions	Mar. 01, 2022	Nov. 30, 2021	Jun. 09, 2021
Purchase Price Allocation
Non-controlling interest at fair value		$ 1,047
PA FAI Calle 77 acquisition
Purchase Price Allocation
Purchase price			$ 56,968
Non-controlling interest at fair value	$ 1,166
TOTAL	58,134
Assets
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investment property	60,849
Other assets	79
Total Assets	62,029
Liability
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total Liabilities	1,462
Fair value of net assets acquired	60,567
Gain from a bargain purchase	$ 2,433
Period of time between purchase price agreement and transfer of control	9 months